Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [abstract]
Disclosure of subsidiaries

Fortuna Silver Mines Inc. is the ultimate parent entity of the group. At December 31, 2018, the principal subsidiaries of the Company, their geographic locations, and the ownership interests held by the Company, were as follows:

Name	Location	Ownership	Principal Activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")	Mexico	100%	San Jose Mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero Project

Schedule of useful life of property, plant and equipment

Assets, other than capital works in progress, are depreciated to their residual values over their estimated useful lives as follows:

Land and buildings
Land	Not depreciated
Mineral properties	Units of production	Declining balance
Buildings, located at the mine	Units of production	Declining balance
Buildings, others (1)	6‑10 years	Straight line
Leasehold improvements (1)	4‑8 years	Straight line
Plant and equipment
Machinery and equipment (1)	3‑15 years	Straight line
Furniture and other equipment (1)	2‑13 years	Straight line
Transport units	4‑5 years	Straight line
Capital work in progress	Not depreciated

The lesser of useful life or life of mine.

Summary of measurement categories under IAS 39 and measurement categories under IFRS 9

The original measurement categories under IAS 39 and the new measurement categories under IFRS 9 are summarized in the following table:

	Original (IAS 39)	New (IFRS 9)
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Term deposits	Loans and receivables	Amortized cost
Other receivables	Loans and receivables	Amortized cost
Marketable securities	Available for sale	FVOCI
Trade receivables from concentrate sales	FVTPL	FVTPL
Interest rate swap asset	Fair Value (hedging)	Fair Value (hedging)
Financial liabilities
Trade payables	Other liabilities	Amortized cost
Payroll payable	Other liabilities	Amortized cost
Share units payable	Other liabilities	Amortized cost
Credit facility	Other liabilities	Amortized cost
Other payables	Other liabilities	Amortized cost
Metal forward sales and zero cost collar contracts	FVTPL	FVTPL